Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

%
Computers and electronic equipment	10-33
Office furniture and lab equipment	6-20
Vehicles	33
Machines	10-20
Leasehold Improvement	10
Land	N/A

	December 31,
	2021	2020
	(U.S. Dollars in thousands)

Office furniture and lab equipment	648	820
Computers and electronic equipment	1,109	151
Equipment and machinery	2,766	1762
Leasehold improvement	544	16
Vehicles	132	-
Land – See b below	6,314	6,297
Production line in construction – See b below	26,790	5,318
	38,303	14,364
Less: accumulated depreciation	(868)	(344)
Total property and equipment, net	37,435	14,020

a.	Total depreciation in respect of property and equipment were approximately $524 thousand, $208 thousand and $53 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.

b.	In December 2020, Nanox Korea purchased a land for approximately $6.3 million upon which it intends to build a fabrication facility. In 2021, Nanox Korea completed the construction of the permanent fabrication plant.